Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ 5,112,768	$ 170,938	$ 10,779,034
Noncurrent portion	135,965,830	4,545,832	127,119,295
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	130,085,354	4,349,226	134,799,097
Less: current portion	5,017,970	167,769	10,779,034
Noncurrent portion	125,067,384	4,181,457	124,020,063
Bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	130,095,646	4,349,570	134,927,180
Bank loans [member] | Cost [member] | Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	20,000,000	668,673	55,000,000
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	105,214,824	3,517,714	75,533,354
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	4,880,822	163,183	4,393,826
Bank loans [member] | Net Unamortized Debt Issue Costs [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 10,292	$ 344	$ 128,083